Consolidated Balance Sheets - USD ($)	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash		$ 59,523	$ 15,406
Inventory		28,153
Current portion of prepaid stock-based salaries and consulting fees		740,000	1,300,000
Deposit and prepaid expenses		26,946
Total Current Assets		854,622	1,315,406
Office equipment, net of accumulated depreciation		18,136	17,950
Other Assets
Non-current portion of prepaid stock-based salaries and consulting fees		123,333	493,333
Website development costs		95,835	92,035
Total Other Assets		219,168	585,368
Total Assets		1,091,926	1,918,724
Current liabilities:
Accounts payable and accrued liabilities		90,258	71,425	68,419
Advances from former related party				26,981
Due to related party		1,247,578	514,081
Bank overdraft				1,202
Notes payable - former related party				50,000
Total current liabilities		1,337,836	585,506	146,602
Total liabilities		1,337,836	585,506	146,602
Stockholders’ Equity (Deficit):
Preferred Stock				1,000
Additional paid in capital		7,811,721	7,475,931	4,315,919
Stock subscription payable		90,521	90,521	90,521
Accumulated other comprehensive income		(7,424)	75
Accumulated deficit		(8,250,927)	(6,343,426)	(4,554,259)
Total stockholders’ equity (deficit)		(245,910)	1,333,218	(146,602)
Total liabilities and Stockholders’ Equity (Deficit)		1,091,926	1,918,724
Class A Common Stock [Member]
Stockholders’ Equity (Deficit):
Common stock, value		30,799	30,717	217
Class B Common Stock [Member]
Stockholders’ Equity (Deficit):
Common stock, value		6,000	6,000
Class C Common Stock [Member]
Stockholders’ Equity (Deficit):
Common stock, value		$ 73,400	$ 73,400